Share capital - Warrants outstanding (Details)	9 Months Ended
	Sep. 30, 2019 $ / shares shares	Sep. 30, 2019 $ / shares shares	Dec. 31, 2018 shares	Dec. 31, 2017 shares
Disclosure of classes of share capital [line items]
Exercise price	$ 4.25
Warrants
Disclosure of classes of share capital [line items]
Number of warrants outstanding | shares	21,253,395	21,253,395	22,369,718	11,856,857
Warrants | Non-Transferable Warrants $0.80 CAD - $16.00 CAD
Disclosure of classes of share capital [line items]
Weighted average contractual life	2 years 22 days
Number of warrants outstanding | shares	11,010,058	11,010,058
Warrants | Non-Transferable Warrants $0.80 CAD - $16.00 CAD | Minimum
Disclosure of classes of share capital [line items]
Exercise price		$ 0.80
Warrants | Non-Transferable Warrants $0.80 CAD - $16.00 CAD | Maximum
Disclosure of classes of share capital [line items]
Exercise price		$ 16.00
Warrants | Non-Transferable Warrants $2.00 USD - $24.00 USD
Disclosure of classes of share capital [line items]
Weighted average contractual life	3 years 11 months 1 day
Number of warrants outstanding | shares	5,741,969	5,741,969
Warrants | Non-Transferable Warrants $2.00 USD - $24.00 USD | Minimum
Disclosure of classes of share capital [line items]
Exercise price	$ 2.00
Warrants | Non-Transferable Warrants $2.00 USD - $24.00 USD | Maximum
Disclosure of classes of share capital [line items]
Exercise price	24.00
Warrants | Transferable Warrants $4.25 USD
Disclosure of classes of share capital [line items]
Exercise price	$ 4.25
Weighted average contractual life	3 years 10 months 10 days
Number of warrants outstanding | shares	4,501,368	4,501,368